Stock Plan	3 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Stock Plan

Note 14 – Stock Plan

An Employee, Directors, and Consultants Stock Plan for the Year 2019 (“Plan”) was established by the Company. The Plan is intended to attract and retain employees, directors and consultants by aligning the economic interest of such individuals more closely with the Company’s stockholders, by paying fees or salaries in the form of shares of the Company’s common stock. The Plan is effective December 28, 2018, and expires December 31, 2019. Common shares of 1,000,000 are reserved for stock awards under the Plan. There were 965,000 shares awarded under the Plan as of September 30, 2019.